Cover	Jun. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 10, 2026
Entity File Number	001-32295
Entity Registrant Name	FENNEC PHARMACEUTICALS INC.
Entity Central Index Key	0001211583
Entity Tax Identification Number	20-0442384
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	PO Box 13628
Entity Address, Address Line Two	68 TW Alexander Drive
Entity Address, City or Town	Research Triangle Park
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27709
City Area Code	919
Local Phone Number	636-4530
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	FENC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false